Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Profit or loss [abstract]
Revenues (note 6)	$ 9,587	$ 7,143	$ 14,572
Cost of sales	(4,858)	(4,205)	(6,016)
Gross profit	4,729	2,938	8,556
Research and development	(8,304)	(2,040)	(1,371)
Selling, general and administrative	(10,448)	(5,527)	(2,865)
Impairment of property and equipment (note 11)	(1,061)
Impairment of intangible assets (note 12)	(3,196)
Total expenses	(23,009)	(7,567)	(4,236)
Profit (loss) from operations	(18,280)	(4,629)	4,320
Foreign exchange gain (loss)	48	(24)	211
Finance costs	(129)	(136)	(143)
Interest income	441	59	145
Other income (expenses)	98	360	(5)
Change in fair value of warrant and DSU liabilities	2,597
Other income	3,055	259	208
(Loss) Income before income taxes	(15,225)	(4,370)	4,528
Income tax recovery (expense) (note 21)	(84)	885	(1,080)
Net (loss) income	(15,309)	(3,485)	3,448
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	(771)	492	(1,694)
Items that will not be reclassified to profit or loss:
Actuarial loss on defined benefit plans (note 15)	(1,157)
Comprehensive (loss) income	$ (17,237)	$ (2,993)	$ 1,754
(Loss) income per share – Basic (note 24) | (per share)	$ (5.93)	$ (1.89)	$ 1.87
(Loss) income per share – Diluted (note 24) | (per share)	$ (5.93)	$ (1.89)	$ 1.86